iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 2,816 $ 543,235
HEICO Corp.
(b)
.......................... 1,779 274,998
HEICO Corp. , Class A ...................... 3,010 366,768
Howmet Aerospace, Inc. .................... 15,914 680,323
1,865,324
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 4,738 447,930
Expeditors International of Washington, Inc. ....... 6,305 695,505
1,143,435
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 11,026 971,170
BorgWarner, Inc. ......................... 9,510 421,578
Lear Corp.
(a)
............................ 2,402 294,630
1,687,378
a
Automobiles  —  0 .1%
Lucid Group, Inc.
(a) (b)
....................... 26,062 202,241
Rivian Automotive, Inc. , Class A
(a) (b)
............. 23,089 340,101
542,342
a
Banks  —  1 .1%
First Horizon Corp.
(a)
....................... 21,857 225,346
Huntington Bancshares, Inc. ................. 58,698 605,176
KeyCorp ............................... 37,803 353,080
PNC Financial Services Group, Inc. (The) ........ 16,230 1,879,921
Regions Financial Corp. .................... 38,016 656,536
Truist Financial Corp. ...................... 54,026 1,646,172
U.S. Bancorp ........................... 62,310 1,863,069
Webster Financial Corp. .................... 7,127 253,365
7,482,665
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 37,187 1,157,259
a
Biotechnology  —  3 .0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,041 932,635
Amgen, Inc. ............................ 21,731 4,794,945
Biogen, Inc.
(a)
........................... 5,877 1,742,002
BioMarin Pharmaceutical, Inc.
(a)
............... 7,631 663,439
Exact Sciences Corp.
(a) (b)
.................... 7,249 591,373
Horizon Therapeutics PLC
(a)
................. 8,828 883,065
Incyte Corp.
(a)
........................... 7,709 474,489
Moderna, Inc.
(a)
.......................... 13,335 1,703,013
Neurocrine Biosciences, Inc.
(a)
................ 3,967 355,166
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,373 3,216,604
Seagen, Inc.
(a)
........................... 5,708 1,117,056
United Therapeutics Corp.
(a)
.................. 1,883 394,940
Vertex Pharmaceuticals, Inc.
(a)
................ 10,478 3,390,366
20,259,093
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 21,839 929,031
Etsy, Inc.
(a)
............................. 5,072 411,086
MercadoLibre, Inc.
(a)
....................... 1,840 2,279,760
3,619,877
a
Building Products  —  0 .9%
A O Smith Corp. ......................... 5,069 324,112
Allegion PLC ............................ 3,574 374,341
Builders FirstSource, Inc.
(a)
.................. 5,614 650,943
Carlisle Companies, Inc. .................... 2,087 443,362
Carrier Global Corp. ....................... 33,964 1,389,128
Security Shares Value
a
Building Products (continued)
Fortune Brands Innovations, Inc. .............. 5,121 $ 309,564
Lennox International, Inc. ................... 1,300 358,163
Masco Corp. ............................ 9,169 443,046
Owens Corning .......................... 3,700 393,421
Trane Technologies PLC .................... 9,318 1,520,977
6,207,057
a
Capital Markets  —  4 .3%
Ameriprise Financial, Inc. ................... 4,277 1,276,556
Bank of New York Mellon Corp. (The) ........... 32,713 1,315,063
Carlyle Group, Inc. (The) .................... 8,837 242,222
Cboe Global Markets, Inc. ................... 4,301 569,538
Charles Schwab Corp. (The) ................. 61,124 3,220,624
CME Group, Inc. , Class A ................... 14,633 2,615,649
Coinbase Global, Inc. , Class A
(a) (b)
.............. 6,721 418,046
FactSet Research Systems, Inc. ............... 1,559 600,044
Franklin Resources, Inc. .................... 12,212 293,210
Intercontinental Exchange, Inc. ............... 22,768 2,412,270
Invesco Ltd. ............................ 14,045 201,967
LPL Financial Holdings, Inc. .................. 3,198 622,906
MarketAxess Holdings, Inc. .................. 1,529 416,515
Moody's Corp. ........................... 6,709 2,125,948
Morgan Stanley .......................... 51,021 4,171,477
Nasdaq, Inc. ............................ 13,924 770,693
Northern Trust Corp. ....................... 8,469 609,090
Raymond James Financial, Inc. ............... 8,322 751,893
S&P Global, Inc. ......................... 13,340 4,901,516
State Street Corp. ........................ 13,686 930,922
T Rowe Price Group, Inc. ................... 9,133 978,692
29,444,841
a
Chemicals  —  2 .4%
Air Products and Chemicals, Inc. .............. 9,034 2,431,411
Albemarle Corp. ......................... 4,771 923,331
CF Industries Holdings, Inc. .................. 7,972 490,358
FMC Corp. ............................. 5,090 529,767
International Flavors & Fragrances, Inc. .......... 10,376 801,961
Linde PLC ............................. 19,946 7,054,102
Mosaic Co. (The) ......................... 13,509 431,748
PPG Industries, Inc. ....................... 9,574 1,256,970
RPM International, Inc. ..................... 5,244 418,419
Sherwin-Williams Co. (The) .................. 9,987 2,274,839
16,612,906
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 3,723 1,757,777
Copart, Inc.
(a)
........................... 17,448 1,528,270
Republic Services, Inc. ..................... 9,005 1,275,378
Rollins, Inc. ............................. 10,022 394,065
Waste Connections, Inc. .................... 10,476 1,431,546
Waste Management, Inc. .................... 16,546 2,679,128
9,066,164
a
Communications Equipment  —  1 .6%
Arista Networks, Inc.
(a)
..................... 10,594 1,762,206
Cisco Systems, Inc. ....................... 166,608 8,275,419
F5, Inc.
(a)
.............................. 2,446 360,981
Juniper Networks, Inc. ..................... 13,098 397,786
10,796,392
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,370 419,128
Quanta Services, Inc. ...................... 5,905 1,048,610
1,467,738
a

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 2,522 $ 1,003,857
Vulcan Materials Co. ...................... 5,412 1,058,046
2,061,903
a
Consumer Finance  —  1 .1%
Ally Financial, Inc. ........................ 11,013 293,717
American Express Co. ..................... 25,727 4,079,273
Capital One Financial Corp. .................. 15,557 1,621,195
Discover Financial Services .................. 10,550 1,083,907
Synchrony Financial ....................... 17,428 539,571
7,617,663
a
Consumer Staples Distribution & Retail  —  0 .8%
Dollar General Corp. ...................... 8,913 1,792,315
Dollar Tree, Inc.
(a)
......................... 8,999 1,213,785
Target Corp. ............................ 18,726 2,451,795
5,457,895
a
Containers & Packaging  —  0 .4%
Avery Dennison Corp. ...................... 3,299 531,568
Ball Corp. .............................. 12,789 654,285
International Paper Co. ..................... 13,381 393,937
Packaging Corp. of America ................. 3,664 454,446
Sealed Air Corp. ......................... 5,816 220,135
Westrock Co. ........................... 10,398 291,248
2,545,619
a
Distributors  —  0 .3%
Genuine Parts Co. ........................ 5,728 853,071
LKQ Corp. ............................. 10,873 573,551
Pool Corp. ............................. 1,589 502,489
1,929,111
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 8,701 603,501
a
Diversified Telecommunication Services  —  0 .9%
Liberty Global PLC , Class A
(a)
................ 6,890 112,307
Liberty Global PLC , Class C , NVS
(a) (b)
........... 10,344 176,055
Verizon Communications, Inc. ................ 170,841 6,087,065
6,375,427
a
Electrical Equipment  —  0 .8%
Eaton Corp. PLC ......................... 16,190 2,847,821
Generac Holdings, Inc.
(a)
.................... 2,536 276,221
Hubbell, Inc. ............................ 2,179 615,480
Rockwell Automation, Inc. ................... 4,669 1,300,784
Sensata Technologies Holding PLC ............ 6,252 259,583
5,299,889
a
Electronic Equipment, Instruments & Components  —  1 .3%
Amphenol Corp. , Class A ................... 24,214 1,826,946
Arrow Electronics, Inc.
(a)
.................... 2,342 296,591
CDW Corp. ............................. 5,497 943,780
Cognex Corp. ........................... 7,029 386,314
Corning, Inc. ............................ 32,740 1,008,719
Keysight Technologies, Inc.
(a)
................. 7,246 1,172,403
TE Connectivity Ltd. ....................... 12,873 1,576,685
Teledyne Technologies, Inc.
(a)
................. 1,912 743,099
Trimble, Inc.
(a) (b)
.......................... 10,045 468,800
Zebra Technologies Corp. , Class A
(a)
............ 2,091 549,034
8,972,371
a
Security Shares Value
a
Entertainment  —  0 .4%
Electronic Arts, Inc. ....................... 11,155 $ 1,427,840
Warner Bros Discovery, Inc. , Series A
(a)
.......... 94,121 1,061,685
2,489,525
a
Financial Services  —  5 .4%
Block, Inc. , Class A
(a)
...................... 22,022 1,329,909
Fidelity National Information Services, Inc. ........ 24,099 1,315,082
Fiserv, Inc.
(a)
............................ 25,348 2,843,792
Global Payments, Inc. ..................... 10,706 1,045,869
Jack Henry & Associates, Inc. ................ 2,969 453,930
Mastercard, Inc. , Class A .................... 34,623 12,638,088
PayPal Holdings, Inc.
(a)
..................... 43,389 2,689,684
Toast, Inc. , Class A
(a)
...................... 12,447 261,014
Visa, Inc. , Class A ........................ 66,099 14,609,862
37,187,230
a
Food Products  —  1 .1%
Campbell Soup Co. ....................... 7,918 400,255
Conagra Brands, Inc. ...................... 19,399 676,443
Darling Ingredients, Inc.
(a)
................... 6,505 412,287
General Mills, Inc. ........................ 23,892 2,010,751
Hormel Foods Corp. ....................... 12,227 467,683
J M Smucker Co. (The) ..................... 4,338 635,908
Kraft Heinz Co. (The) ...................... 32,442 1,239,933
Lamb Weston Holdings, Inc. ................. 5,927 659,082
McCormick & Co., Inc. , NVS ................. 10,203 874,703
7,377,045
a
Ground Transportation  —  0 .3%
JB Hunt Transport Services, Inc. .............. 3,377 563,858
Knight-Swift Transportation Holdings, Inc. , Class A
(a)
. 6,549 360,129
Old Dominion Freight Line, Inc. ............... 4,025 1,249,521
U-Haul Holding Co. , Series N , NVS ............. 3,948 182,753
2,356,261
a
Health Care Equipment & Supplies  —  2 .7%
Align Technology, Inc.
(a)
..................... 2,974 840,631
Baxter International, Inc. .................... 20,563 837,325
Cooper Companies, Inc. (The) ................ 2,012 747,518
Dentsply Sirona, Inc. ...................... 8,563 309,296
Dexcom, Inc.
(a)
.......................... 15,768 1,848,956
Edwards Lifesciences Corp.
(a)
................ 24,655 2,076,691
GE HealthCare Technologies, Inc. ............. 14,794 1,176,271
Hologic, Inc.
(a)
........................... 10,029 791,188
IDEXX Laboratories, Inc.
(a)
................... 3,375 1,568,599
Insulet Corp.
(a)
........................... 2,835 777,499
Novocure Ltd.
(a) (b)
......................... 3,861 277,258
ResMed, Inc. ........................... 5,976 1,259,681
STERIS PLC ............................ 4,039 807,679
Stryker Corp. ........................... 13,880 3,825,050
Teleflex, Inc. ............................ 1,910 448,372
Zimmer Biomet Holdings, Inc. ................ 8,534 1,086,719
18,678,733
a
Health Care Providers & Services  —  1 .8%
Centene Corp.
(a)
......................... 22,423 1,399,419
DaVita, Inc.
(a)
............................ 2,159 202,234
Elevance Health, Inc. ...................... 9,651 4,321,911
HCA Healthcare, Inc. ...................... 8,459 2,234,783
Henry Schein, Inc.
(a)
....................... 5,371 396,917
Humana, Inc. ........................... 5,088 2,553,515
Molina Healthcare, Inc.
(a) (b)
................... 2,355 645,034
Quest Diagnostics, Inc. ..................... 4,561 605,017
12,358,830
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 22,250 $ 444,110
Ventas, Inc. ............................ 16,273 702,017
Welltower, Inc. ........................... 20,188 1,506,227
2,652,354
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 5,909 979,121
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 29,023 481,782
a
Hotels, Restaurants & Leisure  —  1 .4%
Aramark ............................... 9,537 376,521
Booking Holdings, Inc.
(a)
.................... 1,531 3,840,927
Darden Restaurants, Inc. ................... 4,919 779,760
Domino's Pizza, Inc. ....................... 1,441 417,674
DoorDash, Inc. , Class A
(a)
................... 10,362 676,535
Hilton Worldwide Holdings, Inc. ............... 10,812 1,471,729
Hyatt Hotels Corp. , Class A .................. 1,931 207,544
Vail Resorts, Inc. ......................... 1,641 399,091
Yum! Brands, Inc. ........................ 11,394 1,466,294
9,636,075
a
Household Durables  —  0 .5%
DR Horton, Inc. .......................... 12,572 1,343,192
Garmin Ltd. ............................. 6,227 642,315
NVR, Inc.
(a)
............................. 132 733,157
PulteGroup, Inc. ......................... 9,124 602,914
Whirlpool Corp. .......................... 2,217 286,636
3,608,214
a
Household Products  —  0 .5%
Church & Dwight Co., Inc. ................... 9,928 917,844
Clorox Co. (The) ......................... 5,025 794,854
Kimberly-Clark Corp. ...................... 13,727 1,843,262
3,555,960
a
Industrial REITs  —  0 .7%
Prologis, Inc. ............................ 37,564 4,678,596
a
Insurance  —  3 .4%
Aflac, Inc. .............................. 23,639 1,517,860
Allstate Corp. (The) ....................... 10,705 1,160,957
American International Group, Inc. ............. 29,843 1,576,606
Arch Capital Group Ltd.
(a)
................... 15,153 1,056,164
Arthur J Gallagher & Co. .................... 8,708 1,744,474
Assurant, Inc. ........................... 2,007 240,820
Brown & Brown, Inc. ....................... 9,830 612,704
Chubb Ltd. ............................. 16,847 3,130,172
Everest Re Group Ltd. ..................... 1,745 593,335
Hartford Financial Services Group, Inc. (The) ...... 12,707 870,684
Marsh & McLennan Companies, Inc. ............ 20,138 3,487,499
Principal Financial Group, Inc. ................ 9,884 647,007
Progressive Corp. (The) .................... 23,813 3,045,921
Prudential Financial, Inc. .................... 14,927 1,174,605
Travelers Companies, Inc. (The) ............... 9,395 1,590,010
Willis Towers Watson PLC ................... 4,330 947,620
23,396,438
a
Interactive Media & Services  —  0 .1%
Snap, Inc. , Class A , NVS
(a)
.................. 40,490 412,998
ZoomInfo Technologies, Inc.
(a)
................ 11,506 284,543
697,541
a
Security Shares Value
a
IT Services  —  1 .2%
Akamai Technologies, Inc.
(a)
.................. 6,358 $ 585,699
Cognizant Technology Solutions Corp. , Class A ..... 20,717 1,294,605
EPAM Systems, Inc.
(a)
...................... 2,346 602,030
Gartner, Inc.
(a)
........................... 3,216 1,102,638
GoDaddy, Inc. , Class A
(a)
.................... 5,933 435,364
MongoDB, Inc. , Class A
(a) (b)
.................. 2,849 837,008
Okta, Inc. , Class A
(a)
....................... 6,264 569,398
Snowflake, Inc. , Class A
(a)
................... 10,576 1,748,847
Twilio, Inc. , Class A
(a)
...................... 7,227 503,144
VeriSign, Inc.
(a)
.......................... 3,819 852,859
8,531,592
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 5,356 317,879
a
Life Sciences Tools & Services  —  2 .3%
Agilent Technologies, Inc. ................... 12,028 1,391,279
Avantor, Inc.
(a)
........................... 27,459 547,533
Bio-Techne Corp. ......................... 6,398 523,292
Charles River Laboratories International, Inc.
(a)
..... 2,082 402,617
Danaher Corp. .......................... 28,175 6,469,544
Illumina, Inc.
(a)
........................... 6,427 1,263,870
IQVIA Holdings, Inc.
(a)
...................... 7,572 1,491,003
Mettler-Toledo International, Inc.
(a)
............. 898 1,187,039
Repligen Corp.
(a)
......................... 2,150 361,028
Revvity, Inc. ............................ 5,142 592,975
Waters Corp.
(a)
.......................... 2,401 603,179
West Pharmaceutical Services, Inc. ............ 3,021 1,010,917
15,844,276
a
Machinery  —  3 .6%
Caterpillar, Inc. .......................... 21,004 4,321,573
Cummins, Inc. ........................... 5,757 1,176,788
Deere & Co. ............................ 11,451 3,961,817
Dover Corp. ............................ 5,686 758,115
Fortive Corp. ............................ 14,367 935,435
Graco, Inc. ............................. 6,834 522,733
IDEX Corp. ............................. 3,074 612,218
Illinois Tool Works, Inc. ..................... 12,399 2,712,033
Ingersoll Rand, Inc. ....................... 16,473 933,360
Nordson Corp. ........................... 2,096 456,781
Otis Worldwide Corp. ...................... 16,810 1,336,563
PACCAR, Inc. ........................... 21,256 1,461,988
Parker-Hannifin Corp. ...................... 5,218 1,672,056
Pentair PLC ............................ 6,709 372,148
Snap-on, Inc. ........................... 2,161 537,787
Stanley Black & Decker, Inc. ................. 6,226 466,763
Toro Co. (The) ........................... 4,242 414,995
Westinghouse Air Brake Technologies Corp. ....... 7,321 678,144
Xylem, Inc. ............................. 9,736 975,547
24,306,844
a
Media  —  1 .3%
Comcast Corp. , Class A .................... 171,137 6,734,241
Fox Corp. , Class A , NVS .................... 12,123 378,238
Fox Corp. , Class B ........................ 5,745 167,811
Interpublic Group of Companies, Inc. (The) ....... 15,720 584,627
Omnicom Group, Inc. ...................... 8,193 722,540
Sirius XM Holdings, Inc.
(b)
................... 31,314 111,478
8,698,935
a
Metals & Mining  —  0 .4%
Cleveland-Cliffs, Inc.
(a)
..................... 20,951 290,800
Newmont Corp. .......................... 32,319 1,310,536
Reliance Steel & Aluminum Co. ............... 2,393 561,589

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Metals & Mining (continued)
Steel Dynamics, Inc. ....................... 6,630 $ 609,297
2,772,222
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
Annaly Capital Management, Inc. .............. 20,090 379,299
a
Office REITs  —  0 .2%
Alexandria Real Estate Equities, Inc. ............ 6,686 758,594
Boston Properties, Inc. ..................... 6,069 295,378
1,053,972
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 9,424 1,734,299
a
Pharmaceuticals  —  2 .6%
Catalent, Inc.
(a)
.......................... 7,326 272,747
Eli Lilly & Co. ........................... 32,857 14,110,768
Jazz Pharmaceuticals PLC
(a)
................. 2,576 330,140
Zoetis, Inc. , Class A ....................... 18,816 3,067,196
17,780,851
a
Professional Services  —  1 .4%
Automatic Data Processing, Inc. ............... 16,855 3,522,527
Booz Allen Hamilton Holding Corp. , Class A
(a)
...... 5,381 541,221
Broadridge Financial Solutions, Inc.
(a)
........... 4,787 702,349
Ceridian HCM Holding, Inc.
(a)
................. 5,955 368,317
Clarivate PLC
(a)
.......................... 15,114 117,889
Paychex, Inc. ........................... 13,198 1,384,866
Paycom Software, Inc. ..................... 2,208 618,527
Paylocity Holding Corp.
(a)
................... 1,716 296,439
Robert Half International, Inc. ................. 4,419 287,323
TransUnion ............................. 7,858 565,619
Verisk Analytics, Inc. ....................... 5,876 1,287,490
9,692,567
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 12,642 947,139
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 5,695 990,816
Camden Property Trust ..................... 4,340 453,400
Equity Residential ........................ 14,642 890,234
2,334,450
a
Retail REITs  —  0 .6%
Kimco Realty Corp. ....................... 25,216 463,470
Realty Income Corp. ....................... 26,869 1,597,093
Regency Centers Corp. .................... 6,272 352,926
Simon Property Group, Inc. .................. 13,291 1,397,549
3,811,038
a
Semiconductors & Semiconductor Equipment  —  14 .6%
Advanced Micro Devices, Inc.
(a)
............... 65,467 7,738,854
Analog Devices, Inc. ....................... 20,577 3,656,327
Applied Materials, Inc. ..................... 34,377 4,582,454
Broadcom, Inc. .......................... 16,959 13,702,194
Enphase Energy, Inc.
(a)
..................... 5,571 968,685
Entegris, Inc. ............................ 6,088 640,762
First Solar, Inc.
(a)
......................... 4,128 837,819
KLA Corp. .............................. 5,633 2,495,363
Lam Research Corp. ...................... 5,489 3,385,066
Lattice Semiconductor Corp.
(a)
................ 5,597 455,092
Marvell Technology, Inc. .................... 34,857 2,038,786
Microchip Technology, Inc. ................... 22,283 1,677,019
Micron Technology, Inc. ..................... 44,517 3,036,059
NVIDIA Corp. ........................... 100,474 38,013,333
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV ................... 10,565 $ 1,892,192
ON Semiconductor Corp.
(a)
.................. 17,555 1,467,598
Qorvo, Inc.
(a)
............................ 4,078 396,626
QUALCOMM, Inc. ........................ 45,356 5,143,824
Skyworks Solutions, Inc. .................... 6,474 670,124
SolarEdge Technologies, Inc.
(a)
................ 2,284 650,552
Texas Instruments, Inc. ..................... 36,908 6,417,563
Wolfspeed, Inc.
(a)
......................... 5,061 243,130
100,109,422
a
Software  —  21 .8%
Adobe, Inc.
(a)
............................ 18,659 7,795,544
ANSYS, Inc.
(a)
........................... 3,531 1,142,596
Aspen Technology, Inc.
(a) (b)
................... 1,189 194,901
Atlassian Corp. , Class A
(a)
................... 6,106 1,103,904
Autodesk, Inc.
(a)
.......................... 8,737 1,742,070
Bentley Systems, Inc. , Class B
(a)
............... 9,110 444,386
BILL Holdings, Inc.
(a) (b)
...................... 3,895 403,444
Black Knight, Inc.
(a)
........................ 6,378 368,521
Cadence Design Systems, Inc.
(a)
.............. 11,113 2,566,103
Crowdstrike Holdings, Inc. , Class A
(a)
............ 9,069 1,452,219
Datadog, Inc. , Class A
(a)
.................... 10,167 964,950
DocuSign, Inc.
(a)
......................... 8,213 463,213
Dropbox, Inc. , Class A
(a)
.................... 10,868 250,181
Dynatrace, Inc.
(a)
......................... 8,818 449,630
Fair Isaac Corp.
(a)
......................... 1,023 805,786
Fortinet, Inc.
(a)
........................... 27,110 1,852,426
Gen Digital, Inc. .......................... 23,151 406,069
HubSpot, Inc.
(a)
.......................... 1,909 988,843
Intuit, Inc. .............................. 11,412 4,782,997
Microsoft Corp. .......................... 287,656 94,463,354
Palo Alto Networks, Inc.
(a)
................... 12,309 2,626,617
PTC, Inc.
(a)
............................. 4,570 614,208
Roper Technologies, Inc. .................... 4,322 1,963,139
Salesforce, Inc.
(a)
......................... 40,678 9,086,652
ServiceNow, Inc.
(a)
........................ 8,288 4,515,137
Splunk, Inc.
(a)
........................... 6,396 635,059
Synopsys, Inc.
(a)
......................... 6,195 2,818,477
Tyler Technologies, Inc.
(a)
................... 1,704 676,420
Unity Software, Inc.
(a) (b)
..................... 9,237 274,524
VMware, Inc. , Class A
(a)
.................... 9,586 1,306,476
Workday, Inc. , Class A
(a)
.................... 8,298 1,759,093
Zscaler, Inc.
(a)
........................... 3,542 479,870
149,396,809
a
Specialized REITs  —  2 .1%
American Tower Corp. ..................... 18,957 3,496,429
Crown Castle, Inc. ........................ 17,641 1,997,138
Digital Realty Trust, Inc. .................... 11,849 1,214,048
Equinix, Inc. ............................ 3,804 2,836,072
Iron Mountain, Inc. ........................ 11,861 633,615
Public Storage ........................... 6,436 1,823,319
SBA Communications Corp. , Class A ............ 4,406 977,163
VICI Properties, Inc. ....................... 40,849 1,263,459
14,241,243
a
Specialty Retail  —  3 .9%
Advance Auto Parts, Inc.
(a)
................... 2,432 177,268
AutoZone, Inc.
(a)
......................... 748 1,785,356
Best Buy Co., Inc. ........................ 8,067 586,229
CarMax, Inc.
(a) (b)
.......................... 6,431 464,383
Home Depot, Inc. (The) .................... 41,193 11,676,156
Lowe's Companies, Inc. .................... 24,258 4,879,012
Ross Stores, Inc. ......................... 13,914 1,441,769
TJX Companies, Inc. (The) .................. 46,884 3,600,222

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
Tractor Supply Co. ........................ 4,470 $ 936,867
Ulta Beauty, Inc.
(a) (b)
....................... 2,042 836,873
26,384,135
a
Technology Hardware, Storage & Peripherals  —  0 .6%
Dell Technologies, Inc. , Class C ............... 10,469 469,116
Hewlett Packard Enterprise Co. ............... 52,713 760,121
HP, Inc. ............................... 36,065 1,048,049
NetApp, Inc. ............................ 8,701 577,311
Seagate Technology Holdings PLC ............. 7,559 454,296
Western Digital Corp.
(a)
..................... 12,989 503,064
3,811,957
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 1,072 509,200
Lululemon Athletica, Inc.
(a)
................... 4,716 1,565,382
VF Corp. .............................. 13,495 232,384
2,306,966
a
Trading Companies & Distributors  —  0 .5%
Ferguson PLC
(a)
.......................... 8,347 1,209,564
United Rentals, Inc. ....................... 2,822 941,955
Watsco, Inc. ............................ 1,354 439,197
WW Grainger, Inc. ........................ 1,840 1,194,197
3,784,913
a
Security Shares Value
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 7,918 $ 1,143,755
a
Total Long-Term Investments — 99.6%
(Cost: $ 704,389,536 ) ................................ 681,734,118
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.29%
(c) (d) (e)
...................... 5,344,054 5,345,122
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.07%
(c) (d)
............................ 685,523 685,523
a
Total Short-Term Securities — 0.9%
(Cost: $ 6,030,085 ) .................................. 6,030,645
Total Investments — 100.5%
(Cost: $ 710,419,621 ) ................................ 687,764,763
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (3,729,836)
Net Assets — 100.0% ................................. $ 684,034,927
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/23
  Shares Held
at 05/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 9,393,974  $ —  $ (4,045,500)
(a)
$ (892) $ (2,460) $ 5,345,122  5,344,054  $ 48,244
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 746,046  —  (60,523)
(a)
—  —  685,523  685,523  28,035  —
$ (892) $ (2,460)
$ 6,030,645
$ 76,279  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 8 06/16/23 $ 1,676 $ 25,612
E-Mini Technology Select Sector Index ....................................................... 2 06/16/23 331 11,185
$ 36,797

Schedule of Investments
(unaudited) (continued)
May 31, 2023
iShares
®
ESG Advanced MSCI USA ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 681,734,118  $ —  $ —  $ 681,734,118
Short-Term Securities
Money Market Funds ...................................... 6,030,645  —  —  6,030,645
$ 687,764,763  $ —  $ —  $ 687,764,763
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 36,797  $ —  $ —  $ 36,797
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares